Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule Of Net Income Loss Attributable To Parent And Transfers From Noncontrolling Interest [Table Text Block]
The table below shows the effects of the changes in BioFuel Energy Corp.’s ownership interest in the LLC on the equity attributable to BioFuel Energy Corp.’s common stockholders for the three months ended March 31, 2014 and March 31, 2013 (in thousands):

Net Loss Attributable to BioFuel Energy Corp.’s Common Stockholders and
Transfers from the Noncontrolling Interest

	Three Months Ended March 31,
	2014	2013
Net loss attributable to BioFuel Energy Corp.	$(711)	$(4,635)
Increase in BioFuel Energy Corp. stockholders equity from issuance of common shares in exchange for Class B common shares and units of BioFuel Energy, LLC	—	—
Change in equity from net loss attributable to BioFuel Energy Corp. and transfers from noncontrolling interest	$(711)	$(4,635)

The table below shows the effects of the changes in BioFuel Energy Corp.’s ownership interest in the LLC on the equity attributable to BioFuel Energy Corp.’s common stockholders for the years ended December 31, 2013 and 2012 (in thousands):

Net Loss Attributable to BioFuel Energy Corp.’s Common Stockholders and
Transfers from the Noncontrolling Interest

	Years Ended December 31,
	2013	2012
Net loss attributable to BioFuel Energy Corp.	$(39,208)	$(39,843)
Increase in BioFuel Energy Corp. stockholders equity from issuance of common shares in exchange for Class B common shares and units of BioFuel Energy, LLC	—	273
Change in equity from net loss attributable to BioFuel Energy Corp. and transfers from noncontrolling interest	$(39,208)	$(39,570)